6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Details 2) (USD $)	Dec. 31, 2012
Merger Agreement Pacific Energy Development Corp. Details 2
Estimated fair value of debt after modification	$ 1,494,749
Less: beneficial conversion feature	(667,418)
Carrying value at date of Merger	$ 827,331